FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Changes in derivative liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Balance at beginning of the period	$ 2,623	$ 0	$ 0
Initial recognition of financial liability	7,083	8,055	16,375
Initial recognition of unrecognized day 1 loss			(330)
Fair value adjustments recognized in profit or loss	(8,071)	(1,981)	(13,422)
Balance at end of the period	$ 1,635	$ 6,074	$ 2,623